Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) , attributable to common shareholders	$ 5,662	$ (39,716)	$ 445
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	159,466	149,562	80,090
Capitalized depreciation for Multi-client library	(16,901)	(20,369)	(3,729)
Non-cash revenue from Multi-client data exchange	(3,113)	(9,382)	(8,880)
Deferred tax expense (benefit)	4,151	(5,857)	629
(Gain) loss on disposal of property and equipment	(1,683)	2,629
Other	6,716	10,140	1,617
Effects of changes in operating assets and liabilities:
Accounts receivable, net	(17,380)	4,059	(9,214)
Prepaid expenses and other current assets	(1,480)	8,333	2,964
Accounts payable and accrued expenses	1,278	3,729	(1,767)
Deferred revenue	(10,142)	3,255	33,546
Other	9	9,458	(15,305)
NET CASH PROVIDED BY OPERATING ACTIVITIES	126,583	115,841	80,396
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(25,036)	(39,987)	(21,143)
Investment in Multi-client library	(177,746)	(170,755)	(34,353)
Change in restricted cash investments	(3,195)	2,902	2,216
Purchase of business	(1,150)	(6,718)
Noncontrolling interests		1,329
Proceeds from the sale of property and equipment	15,072	497
NET CASH USED IN INVESTING ACTIVITIES	(192,055)	(212,732)	(53,280)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt, net of discount	16,427	196,449	7,596
Principal payments on long-term debt	(8,556)	(170,477)	(11,070)
Net proceeds on revolving credit facility	55,000	15,000	(25,832)
Debt issuance costs		(5,922)
Principal payments on capital lease obligations	(4,370)	(2,063)	(5,057)
Purchase of treasury stock	(823)	(1,317)	(6,172)
Issuances of stock, net	1,082	76,431	2
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	58,760	108,101	(40,533)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(6,712)	11,210	(13,417)
CASH AND CASH EQUIVALENTS, beginning of period	28,237	17,027	30,444
CASH AND CASH EQUIVALENTS, end of period	$ 21,525	$ 28,237	$ 17,027